                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               --------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 ----------------------------------
   Address:      125 South Market
                 ----------------------------------
                 Suite 1200
                 ----------------------------------
                 San Jose, California 95113
                 ----------------------------------

Form 13F File Number: 28-04505
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kevin M. Landis       San Jose, California       08/08/03
   -------------------       --------------------       ---------
       [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                  151
                                        --------------------

Form 13F Information Table Value Total: $            857,408
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Firsthand Capital Management, Inc.
                                    FORM 13F
                                 as of 06/30/03

-----------------------------  ----------------  ---------  ---------  ----------------------- ------------ ----------
                                                             VALUE      SHARES/    SH/   PUT/   INVESTMENT    OTHER
   NAME OF ISSUER               TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS
-----------------------------  ----------------  ---------  ---------  ---------  ----- ------ ------------ ----------
SanDisk Corp.                  Common Stock      80004C101  $  56,783  1,364,310  SH               SOLE
Raytheon Co.                   Common Stock      755111507  $  37,633  1,131,814  SH               SOLE
Zoran Corp.                    Common Stock      98975F101  $  33,229  1,689,412  SH               SOLE
Corning, Inc.                  Common Stock      219350105  $  27,945  3,745,912  SH               SOLE
UTStarcom, Inc.                Common Stock      918076100  $  27,210    768,200  SH               SOLE
Legato Systems, Inc.           Common Stock      524651106  $  24,285  2,925,900  SH               SOLE
Western Digital Corp.          Common Stock      958102105  $  23,542  1,980,000  SH               SOLE
Lexar Media, Inc.              Common Stock      52886P104  $  22,451  2,316,900  SH               SOLE
Concord Communications, Inc.   Common Stock      206186108  $  19,260  1,328,300  SH               SOLE
Adobe Systems, Inc.            Common Stock      00724F101  $  19,170    584,107  SH               SOLE
Applied Micro Circuits Corp.   Common Stock      03822W109  $  17,747  2,899,900  SH               SOLE
Comverse Technology, Inc.      Common Stock      205862402  $  15,941  1,061,295  SH               SOLE
STMicroelectronics N.V. - ADR  Common Stock      861012102  $  15,932    760,850  SH               SOLE
Anaren, Inc.                   Common Stock      032744104  $  15,800  1,622,200  SH               SOLE
Motorola, Inc.                 Common Stock      620076109  $  15,699  1,699,000  SH               SOLE
PMC-Sierra, Inc.               Common Stock      69344F106  $  15,535  1,305,490  SH               SOLE
Stratex Networks, Inc.         Common Stock      86279T109  $  14,773  4,859,591  SH               SOLE
Websense, Inc.                 Common Stock      947684106  $  14,729    960,800  SH               SOLE
Wind River Systems, Inc.       Common Stock      973149107  $  13,903  3,592,391  SH               SOLE
Aeroflex, Inc.                 Common Stock      007768104  $  13,533  1,826,290  SH               SOLE
Enterasys Networks, Inc.       Common Stock      293637104  $  13,414  4,218,200  SH               SOLE
NetScreen Technologies, Inc.   Common Stock      64117V107  $  12,839    551,035  SH               SOLE
eBay, Inc.                     Common Stock      278642103  $  12,273    115,135  SH               SOLE
Tekelec, Inc.                  Common Stock      879101103  $  10,596    934,400  SH               SOLE
TriQuint Semiconductor, Inc.   Common Stock      89674K103  $   9,577  2,341,500  SH               SOLE
SunGard Data Systems, Inc.     Common Stock      867363103  $   9,360    365,200  SH               SOLE
Skyworks Solutions, Inc.       Common Stock      83088M102  $   8,480  1,241,645  SH               SOLE
Powerwave Technologies, Inc.   Common Stock      739363109  $   8,307  1,310,520  SH               SOLE
FLIR Systems, Inc.             Common Stock      302445101  $   8,188    270,600  SH               SOLE
SAP AG - ADR                   ADR               803054204  $   8,169    283,140  SH               SOLE
Kopin Corp.                    Common Stock      500600101  $   8,149  1,277,325  SH               SOLE
Taiwan Semiconductor
  Manufacturing Co. - ADR      ADR               874039100  $   8,138    782,476  SH               SOLE
GlobespanVirata, Inc.          Common Stock      37957V106  $   8,131  1,010,000  SH               SOLE
AOL Time Warner, Inc.          Common Stock      00184A105  $   7,752    480,895  SH               SOLE
McData Corp.                   Common Stock      580031102  $   7,351    521,350  SH               SOLE
PerkinElmer, Inc.              Common Stock      714046109  $   7,324    535,000  SH               SOLE
Electronic Arts, Inc.          Common Stock      285512109  $   7,261     96,175  SH               SOLE
Intrado, Inc.                  Common Stock      46117A100  $   6,645    417,430  SH               SOLE
Herley Industries, Inc.        Common Stock      427398102  $   6,450    372,400  SH               SOLE
Microsoft Corp.                Common Stock      594918104  $   6,447    246,532  SH               SOLE
@ Road, Inc.                   Common Stock      04648K105  $   6,386    574,800  SH               SOLE
Progress Software Corp.        Common Stock      743312100  $   6,225    300,000  SH               SOLE
Oracle Corp.                   Common Stock      68389X105  $   5,907    479,112  SH               SOLE
TranSwitch Corp.               Common Stock      894065101  $   5,650  3,693,000  SH               SOLE
BEA Systems, Inc.              Common Stock      073325102  $   5,644    519,669  SH               SOLE
Agilent Technologies, Inc.     Common Stock      00846U101  $   5,608    281,660  SH               SOLE
EMC Corp.                      Common Stock      268648102  $   5,574    527,834  SH               SOLE
L-3 Communications Holdings,
  Inc.                         Common Stock      502424104  $   5,364    120,000  SH               SOLE
Altera Corp.                   Common Stock      021441100  $   5,142    304,066  SH               SOLE
Symantec Corp.                 Common Stock      871503108  $   5,136    116,025  SH               SOLE
Magma Design Automation, Inc.  Common Stock      559181102  $   4,902    293,679  SH               SOLE
Texas Instruments, Inc.        Common Stock      882508104  $   4,822    273,672  SH               SOLE
Flextronics International,
  Ltd.                         Common Stock      Y2573F102  $   4,694    454,011  SH               SOLE
Business Objects SA - ADR      ADR               12328X107  $   4,480    211,415  SH               SOLE
ATI Technologies, Inc.         Common Stock      001941103  $   4,381    408,300  SH               SOLE
Documentum, Inc.               Common Stock      256159104  $   4,381    225,000  SH               SOLE
Amdocs, Ltd.                   Common Stock      G02602103  $   4,310    178,930  SH               SOLE
QUALCOMM, Inc.                 Common Stock      747525103  $   4,298    119,259  SH               SOLE
Intel Corp.                    Common Stock      458140100  $   4,168    194,690  SH               SOLE
Xilinx, Inc.                   Common Stock      983919101  $   4,098    156,348  SH               SOLE
Genesis Microchip, Inc.        Common Stock      37184C103  $   4,004    280,800  SH               SOLE
Celeritek, Inc.                Common Stock      150926103  $   3,854    522,200  SH               SOLE
Nokia Corp. - ADR              ADR               654902204  $   3,805    230,635  SH               SOLE
Anteon Corp                    Common Stock      03674E108  $   3,718    132,600  SH               SOLE
ChipPAC, Inc.                  Common Stock      169657103  $   3,698    497,681  SH               SOLE
SpectraLink Corp.              Common Stock      847580107  $   3,503    356,700  SH               SOLE
Cox Communications, Inc. - A   Common Stock      224044107  $   3,433    107,800  SH               SOLE
CIENA Corp.                    Common Stock      171779101  $   3,407    645,200  SH               SOLE
Riverstone Networks, Inc.      Common Stock      769320102  $   3,347  2,554,983  SH               SOLE
TeleCommunication Systems,
  Inc. - A                     Common Stock      87929J103  $   3,320  1,430,250  SH               SOLE
Pixar                          Common Stock      725811103  $   3,154     52,125  SH               SOLE
REMEC, Inc.                    Common Stock      759543101  $   3,080    440,000  SH               SOLE
Roxio, Inc.                    Common Stock      780008108  $   2,903    469,795  SH               SOLE
Microtune, Inc.                Common Stock      59514P109  $   2,868    922,275  SH               SOLE
ARM Holdings plc- ADR          ADR               042068106  $   2,713    775,160  SH               SOLE
Concurrent Computer Corp.      Common Stock      206710204  $   2,615    968,400  SH               SOLE
Applied Materials, Inc.        Common Stock      038222105  $   2,560    158,242  SH               SOLE
Verint Systems, Inc.           Common Stock      92343X100  $   2,500     96,200  SH               SOLE
ActivCARD Corp                 Common Stock      00506J107  $   2,385    260,120  SH               SOLE
Liberty Media Corp. - A        Common Stock      530718105  $   2,252    195,864  SH               SOLE
KLA-Tencor Corp.               Common Stock      482480100  $   2,250     48,024  SH               SOLE
Raindance Communications,
  Inc.                         Common Stock      75086X106  $   2,246    892,190  SH               SOLE
ViaSat, Inc.                   Common Stock      92552V100  $   2,123    154,300  SH               SOLE
ASML Holding N.V.              Common Stock      N07059111  $   2,119    215,315  SH               SOLE
PEC Solutions, Inc.            Common Stock      705107100  $   2,089    127,525  SH               SOLE
Three-Five Systems, Inc.       Common Stock      88554L108  $   2,070    300,000  SH               SOLE
Macromedia, Inc.               Common Stock      556100105  $   2,065     98,900  SH               SOLE
Alvarion, Ltd.                 Common Stock      M0861T100  $   2,065    516,200  SH               SOLE
Artisan Components, Inc.       Common Stock      042923102  $   1,929     85,775  SH               SOLE
Amazon.com, Inc.               Common Stock      023135106  $   1,863     50,000  SH               SOLE

-----------------------------  ---------------------------
                                   VOTING AUTHORITY
   NAME OF ISSUER                 SOLE      SHARED   NONE
-----------------------------  ----------  -------- ------
SanDisk Corp.                   1,363,850              460
Raytheon Co.                    1,131,170              644
Zoran Corp.                     1,689,412
Corning, Inc.                   3,743,670             2242
UTStarcom, Inc.                   768,200
Legato Systems, Inc.            2,925,900
Western Digital Corp.           1,980,000
Lexar Media, Inc.               2,316,900
Concord Communications, Inc.    1,328,300
Adobe Systems, Inc.               583,745              362
Applied Micro Circuits Corp.    2,899,900
Comverse Technology, Inc.       1,061,295
STMicroelectronics N.V. - ADR     760,850
Anaren, Inc.                    1,622,200
Motorola, Inc.                  1,699,000
PMC-Sierra, Inc.                1,305,330              160
Stratex Networks, Inc.          4,859,591
Websense, Inc.                    960,800
Wind River Systems, Inc.        3,590,445             1946
Aeroflex, Inc.                  1,826,290
Enterasys Networks, Inc.        4,218,200
NetScreen Technologies, Inc.      551,035
eBay, Inc.                        114,880              255
Tekelec, Inc.                     934,400
TriQuint Semiconductor, Inc.    2,341,500
SunGard Data Systems, Inc.        365,200
Skyworks Solutions, Inc.        1,241,645
Powerwave Technologies, Inc.    1,310,520
FLIR Systems, Inc.                270,600
SAP AG - ADR                      282,680              460
Kopin Corp.                     1,277,325
Taiwan Semiconductor
  Manufacturing Co. - ADR         780,416             2060
GlobespanVirata, Inc.           1,010,000
AOL Time Warner, Inc.             479,605             1290
McData Corp.                      521,350
PerkinElmer, Inc.                 535,000
Electronic Arts, Inc.              95,945              230
Intrado, Inc.                     417,430
Herley Industries, Inc.           372,400
Microsoft Corp.                   245,970              562
@ Road, Inc.                      574,800
Progress Software Corp.           300,000
Oracle Corp.                      477,450             1662
TranSwitch Corp.                3,693,000
BEA Systems, Inc.                 518,450             1219
Agilent Technologies, Inc.        280,736              924
EMC Corp.                         526,105             1729
L-3 Communications Holdings,
  Inc.                            120,000
Altera Corp.                      303,390              676
Symantec Corp.                    115,815              210
Magma Design Automation, Inc.     293,679
Texas Instruments, Inc.           272,770              902
Flextronics International,
  Ltd.                            452,560             1451
Business Objects SA - ADR         210,985              430
ATI Technologies, Inc.            408,300
Documentum, Inc.                  225,000
Amdocs, Ltd.                      178,460              470
QUALCOMM, Inc.                    118,905              354
Intel Corp.                       194,050              640
Xilinx, Inc.                      155,855              493
Genesis Microchip, Inc.           280,800
Celeritek, Inc.                   522,200
Nokia Corp. - ADR                 229,860              775
Anteon Corp                       132,600
ChipPAC, Inc.                     496,395             1286
SpectraLink Corp.                 356,700
Cox Communications, Inc. - A      107,540              260
CIENA Corp.                       645,200
Riverstone Networks, Inc.       2,554,983
TeleCommunication Systems,
  Inc. - A                      1,430,250
Pixar                              51,955              170
REMEC, Inc.                       440,000
Roxio, Inc.                       469,795
Microtune, Inc.                   922,275
ARM Holdings plc- ADR             775,160
Concurrent Computer Corp.         968,400
Applied Materials, Inc.           157,782              460
Verint Systems, Inc.               96,200
ActivCARD Corp                    260,120
Liberty Media Corp. - A           195,864
KLA-Tencor Corp.                   47,865              159
Raindance Communications,
  Inc.                            892,190
ViaSat, Inc.                      154,300
ASML Holding N.V.                 214,883              432
PEC Solutions, Inc.               127,525
Three-Five Systems, Inc.          300,000
Macromedia, Inc.                   98,900
Alvarion, Ltd.                    516,200
Artisan Components, Inc.           85,775
Amazon.com, Inc.                   50,000

Netflix, Inc.                  Common Stock      64110L106  $   1,856     75,000  SH               SOLE
Agere Systems, Inc. - A        Common Stock      00845V100  $   1,839    762,870  SH               SOLE
Drexler Technology Corp        Common Stock      261876106  $   1,760    117,200  SH               SOLE
Teradyne, Inc.                 Common Stock      880770102  $   1,739     98,329  SH               SOLE
ANADIGICS, Inc.                Common Stock      032515108  $   1,706    520,000  SH               SOLE
Sealed Air Corp.               Common Stock      81211K100  $   1,704     35,325  SH               SOLE
Amkor Technology, Inc.         Common Stock      031652100  $   1,690    125,500  SH               SOLE
Yahoo!, Inc.                   Common Stock      984332106  $   1,682     50,000  SH               SOLE
WebMD Corporation              Common Stock      94769M105  $   1,671    150,000  SH               SOLE
CNET Networks, Inc.            Common Stock      12613R104  $   1,619    255,400  SH               SOLE
PDF Solutions, Inc.            Common Stock      693282105  $   1,572    133,255  SH               SOLE
Manhattan Associates, Inc.     Common Stock      562750109  $   1,509     59,900  SH               SOLE
Concord EFS, Inc.              Common Stock      206197105  $   1,470    100,000  SH               SOLE
Microvision, Inc.              Common Stock      594960106  $   1,392    231,630  SH               SOLE
Finisar Corp.                  Common Stock      31787A101  $   1,378    912,330  SH               SOLE
Virage Logic Corp.             Common Stock      92763R104  $   1,295    177,400  SH               SOLE
Internet Security Systems,
  Inc.                         Common Stock      46060X107  $   1,275     92,200  SH               SOLE
Comcast Corp. - Special CL A   Common Stock      20030N200  $   1,243     43,100  SH               SOLE
Digital Insight Corp.          Common Stock      25385P106  $   1,222     65,000  SH               SOLE
RADWARE LTD.                   Common Stock      M81873107  $   1,191     70,000  SH               SOLE
Harmonic, Inc.                 Common Stock      413160102  $   1,189    290,000  SH               SOLE
CheckFree Corp.                Common Stock      162813109  $   1,140     40,000  SH               SOLE
Fair Isaac, Inc.               Common Stock      303250104  $   1,040     20,000  SH               SOLE
Drugstore.com, Inc.            Common Stock      262241102  $   1,017    172,700  SH               SOLE
NetIQ Corp.                    Common Stock      64115P102  $     993     60,500  SH               SOLE
O2 Micro International Ltd.    Common Stock      G6797E106  $     935     57,125  SH               SOLE
Mercury Interactive Corp.      Common Stock      589405109  $     911     22,700  SH               SOLE
VeriSign, Inc.                 Common Stock      92343E102  $     889     62,500  SH               SOLE
Witness Systems, Inc.          Common Stock      977424100  $     846    154,625  SH               SOLE
Verisity Ltd.                  Common Stock      M97385112  $     772     63,310  SH               SOLE
Ceragon Networks Ltd.          Common Stock      M22013102  $     771    265,900  SH               SOLE
Silicon Image, Inc.            Common Stock      82705T102  $     744    134,100  SH               SOLE
Microchip Technology, Inc.     Common Stock      595017104  $     742     29,575  SH               SOLE
Retalix Limited                Common Stock      M8215W109  $     739     43,995  SH               SOLE
Take-Two Interactive Software
  Inc                          Common Stock      874054109  $     685     23,390  SH               SOLE
MSC.Software Corp.             Common Stock      553531104  $     660    100,000  SH               SOLE
The News Corp. Ltd.            Common Stock      652487703  $     609     20,000  SH               SOLE
Metro One Telecommunications   Common Stock      59163F105  $     601    113,475  SH               SOLE
Cognos, Inc.                   Common Stock      19244C109  $     509     19,100  SH               SOLE
ARRIS Group, Inc.              Common Stock      04269Q100  $     488    100,600  SH               SOLE
FreeMarkets, Inc.              Common Stock      356602102  $     483     70,000  SH               SOLE
Certegy, Inc.                  Common Stock      156880106  $     481     17,500  SH               SOLE
Centillium Communications,
  Inc                          Common Stock      152319109  $     443     45,700  SH               SOLE
webMethods, Inc.               Common Stock      94768C108  $     413     50,000  SH               SOLE
Retek, Inc.                    Common Stock      76128Q109  $     393     62,800  SH               SOLE
SkillSoft PLC - ADR            Common Stock      830928107  $     388     71,022  SH               SOLE
General Motors Corp.- Class H  Common Stock      370442832  $     388     29,700  SH               SOLE
ILOG SA - ADR                  Common Stock      452360100  $     342     41,700  SH               SOLE
Infineon Technologies-ADR      Common Stock      45662N103  $     280     28,700  SH               SOLE
Vastera, Inc.                  Common Stock      92239N109  $     264     43,500  SH               SOLE
Inet Technologies, Inc.        Common Stock      45662V105  $     251     25,000  SH               SOLE
Siemens AG - ADR               Common Stock      826197501  $     234      4,800  SH               SOLE
Avici Systems, Inc.            Common Stock      05367L802  $     205     33,105  SH               SOLE
ScanSoft, Inc.                 Common Stock      80603P107  $     152     28,830  SH               SOLE
Read-Rite Corp.                Common Stock      755246204  $     139    990,000  SH               SOLE
Ask Jeeves, Inc.               Common Stock      045174109  $     132     10,000  SH               SOLE
aQuantive, Inc.                Common Stock      03839G105  $     102     10,000  SH               SOLE
1-800-FLOWERS.COM, Inc. - A    Common Stock      68243Q106  $      81     10,000  SH               SOLE
Extreme Networks, Inc.         Common Stock      30226D106  $      69     12,695  SH               SOLE
Saba Software, Inc.            Common Stock      784932105  $      10     10,000  SH               SOLE
Genuity, Inc. - A              Common Stock      37248E202  $       5    457,600  SH               SOLE
                                                        151 $ 857,408

Netflix, Inc.                      75,000
Agere Systems, Inc. - A           762,870
Drexler Technology Corp           117,200
Teradyne, Inc.                     97,995             334
ANADIGICS, Inc.                   520,000
Sealed Air Corp.                   35,325
Amkor Technology, Inc.            125,500
Yahoo!, Inc.                       50,000
WebMD Corporation                 150,000
CNET Networks, Inc.               255,400
PDF Solutions, Inc.               133,255
Manhattan Associates, Inc.         59,900
Concord EFS, Inc.                 100,000
Microvision, Inc.                 231,630
Finisar Corp.                     912,330
Virage Logic Corp.                177,400
Internet Security Systems,
  Inc.                             92,200
Comcast Corp. - Special CL A       43,100
Digital Insight Corp.              65,000
RADWARE LTD.                       70,000
Harmonic, Inc.                    290,000
CheckFree Corp.                    40,000
Fair Isaac, Inc.                   20,000
Drugstore.com, Inc.               172,700
NetIQ Corp.                        60,500
O2 Micro International Ltd.        57,125
Mercury Interactive Corp.          22,700
VeriSign, Inc.                     62,500
Witness Systems, Inc.             154,625
Verisity Ltd.                      63,310
Ceragon Networks Ltd.             265,900
Silicon Image, Inc.               134,100
Microchip Technology, Inc.         29,575
Retalix Limited                    43,995
Take-Two Interactive Software
  Inc                              23,390
MSC.Software Corp.                100,000
The News Corp. Ltd.                20,000
Metro One Telecommunications      113,475
Cognos, Inc.                       19,100
ARRIS Group, Inc.                 100,600
FreeMarkets, Inc.                  70,000
Certegy, Inc.                      17,500
Centillium Communications,
  Inc                              45,700
webMethods, Inc.                   50,000
Retek, Inc.                        62,800
SkillSoft PLC - ADR                71,022
General Motors Corp.- Class H      29,700
ILOG SA - ADR                      41,700
Infineon Technologies-ADR          28,700
Vastera, Inc.                      43,500
Inet Technologies, Inc.            25,000
Siemens AG - ADR                    4,800
Avici Systems, Inc.                33,105
ScanSoft, Inc.                     28,830
Read-Rite Corp.                   990,000
Ask Jeeves, Inc.                   10,000
aQuantive, Inc.                    10,000
1-800-FLOWERS.COM, Inc. - A        10,000
Extreme Networks, Inc.             12,695
Saba Software, Inc.                10,000
Genuity, Inc. - A                 457,600